Business, Going Concern, Liquidity and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Gain loss on foreign currency transaction	$ 50,404	$ 42,040	$ 26,621
Deposits with vendor	0	221,330
Purchase consideration	3,662,115
Loss from change in fair value of contingent consideration	35,878	54,185	83,189
Other comprehensive, foreign currency translation losses
FDIC insured amount	250,000
Allowance for doubtful accounts	36,523	46,363
Loss on impairment of long-lived assets				$ 99,020
Contingent consideration	$ 11,139	251,935
Estimated useful lives of intangible assets	10 years
Intangible assets extended period, description	Management determined, during the review of intangible assets, that the life of their intellectual property and customer relationships should be extended until the year March 31, 2029.
Accrued warranty provisions	$ 4,800	6,300
Shipping and handling costs	$ 37,000	35,000	34,000
Emerging growth company status, description	We are an "emerging growth company" as defined in section 3(a) of the Exchange Act, as amended by the United States Jumpstart Our Business Startups Act, enacted on April 5, 2012 (the "JOBS Act"), and will continue to qualify as an "emerging growth company" until the earliest to occur of: (a) the last day of the fiscal year during which the Company has total annual gross revenues of $1,000,000,000 (as such amount is indexed for inflation every 5 years by the SEC) or more; (b) the last day of the Company's fiscal year following the fifth anniversary of the date of the first sale of the Company's common equity securities pursuant to an effective registration statement under the Securities Act; (c) the date on which the Company has, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (d) the date on which we are deemed to be a 'large accelerated filer', as defined in Exchange Act Rule 12b-2.
Profit Sharing Plan [Member]
Employees contribution percentage	15.00%
Employer matching contribution percentage	3.00%
Employer contribution amount	$ 15,000	$ 15,000	$ 25,000
Stock Option [Member]
Anti-dilutive securities	10,700,000	10,700,000	6,500,000
Stock Purchase Warrants [Member]
Anti-dilutive securities	0	0	18,013,250
Convertible Promissory Notes [Member]
Anti-dilutive securities	21,640,000	21,640,000	22,160,000
Sale Agreement [Member] | Gene Therapy Platform [Member] | ThermeGene Corporation [Member]
Deposit amount		$ 50,000
Consideration amount		100,000
Offset by payables		64,000
Remaining receivable amount		36,000
Gain sale of the platform		$ 50,000
Percentage of shares received		10.00%
Value of shares received		$ 0
Shares purchase, description		The Company will received 10% of the purchaser's shares, ThermeGene, which are valued at $0, which will remain anti-dilutive until ThermeGene Corporation raises $2,000,000.
Raised in anti-dilutive		$ 2,000,000
Deemed uncollectable and written off	$ 36,000
Minimum [Member]
Property and equipment, estimated useful lives	3 years
Maximum [Member]
Property and equipment, estimated useful lives	7 years
Prolieve Thermodilatation System [Member]
Purchase consideration	$ 2,500,000
One Customer [Member] | Trade Receivables [Member]
Concentration risk, percentage	15.00%	15.00%
No Customer [Member] | Revenue [Member] | Minimum [Member]
Concentration risk, percentage	10.00%	10.00%	10.00%
One Supplier [Member]
Concentration risk, percentage	100.00%